Retirement Plans (Changes In Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	$ 3.2	$ 22.7	$ 13.2
Defined Benefit Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	274.4	215.8
Service cost	4.7	5.1	5.9
Interest cost	9.9	9.6	9.5
Participant contributions	0	0
Benefits paid	(11.2)	(9.8)
Actuarial loss (gain)	(1.0)	53.7
Benefit obligation at end of period	276.8	274.4	215.8
Postretirement Benefit Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	29.6	27.0
Service cost	0.8	0.8	0.9
Interest cost	1.3	1.5	2.3
Participant contributions	0.4	0.3
Benefits paid	(1.2)	(0.8)
Actuarial loss (gain)	(1.0)	0.8
Benefit obligation at end of period	$ 29.9	$ 29.6	$ 27.0